BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair values of the identifiable assets and liabilities (Details) - Jan. 13, 2021 - Future Gas Station (Beijing) Technology, Ltd	CNY (¥)	USD ($)	USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY.
Cash	¥ 471,843		$ 66,458
Accounts receivable, net	831,049		117,051
Other receivables, net	144,285		20,322
Contract costs, net	75,250		10,599
Prepaid expenses	91,132		12,836
Property and equipment, net	118,130		16,638
Intercompany receivables	6,850,000		964,802
Intangible assets- customer relationship	7,000,000		985,929
Goodwill	6,996,895		985,492
Accounts payable	(1,032,078)		(145,365)
Other payables	(1,273,182)		(179,324)
Other payable- related parties	(479,959)		(67,601)
Deferred revenue	(39,786)		(5,604)
Accrued payroll and employees' welfare	(1,629,519)		(229,513)
Taxes payable	(64,253)		(9,050)
Deferred tax liability	(1,050,000)		(147,889)
Total	17,009,807		$ 2,395,781
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	$ 238,004
Fair value of previously held equity interest	30,530,000	4,300,061
Non-controlling interest	34,790,000	4,900,069
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,042,353)
Total	¥ 17,009,807	$ 2,395,781